Long-term debt (Tables)	6 Months Ended
Jun. 30, 2020
Long-term debt
Long-term debt
end of	2Q20	1Q20	4Q19
Long-term debt (CHF million)
Senior	128,417	104,958	108,667
Subordinated	39,206	38,087	41,667
Non-recourse liabilities from consolidated VIEs	1,803	1,878	1,671
Long-term debt	169,426	144,923	152,005
of which reported at fair value	68,798	60,360	70,331
of which structured notes	47,398	40,171	49,435

Schedule of Structured notes
Structured notes by product
end of	2Q20	1Q20	4Q19
Structured notes by product (CHF million)
Equity	29,180	24,864	31,666
Fixed income	14,295	11,590	13,558
Credit	3,409	3,311	3,734
Other	514	406	477
Total structured notes	47,398	40,171	49,435

Bank
Long-term debt
Long-term debt
end of	6M20	2019
Long-term debt (CHF million)
Senior	98,787	88,307
Subordinated	67,964	61,022
Non-recourse liabilities from consolidated VIEs	1,803	1,671
Long-term debt	168,554	151,000
of which reported at fair value	67,959	69,406
of which structured notes	47,398	49,435

Schedule of Structured notes
Structured notes by product
end of	6M20	2019
Structured notes by product (CHF million)
Equity	29,180	31,666
Fixed income	14,295	13,558
Credit	3,409	3,734
Other	514	477
Total structured notes	47,398	49,435